Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	March 31, 2025		March 31, 2024
	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB7.2163	US$1=RMB7.2567	US$1=RMB7.2203	US$1=RMB7.1671
US$ against EUR	US$1=EUR0.9310	US$1=EUR0.9263	US$1=EUR0.9267	US$1=EUR0.9218
US$ against HK$	US$1=HK$7.7930	US$1=HK$7.7799	US$1=HK$7.8259	US$1=HK$7.8246
US$ against RSD	US$1=RSD108.1800	US$1=RSD108.9620	*	*

*	There is no RSD transaction during the periods presented.

Schedule of Property, Plant and Equipment Useful Lives

Property, plant and equipment, net are stated at cost less accumulated depreciation and impairment, if any, and are depreciated on a straight-line basis over the estimated useful lives of the assets as follows. Land is not depreciated since it has an indefinite useful life.

Category	Estimated useful lives
Machinery and equipment	2 – 10 years
Office equipment, furniture and fixtures	2 – 5 years
Leasehold improvements	Lesser of useful life and lease terms
Motor vehicle	4 years
Land	Indefinite

Schedule of Intangible Assets are Amortized using the Straight-Line	Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the asset as follows:
Category	Estimated useful lives
Software	5 years